DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

25.  DISCONTINUED OPERATIONS

On April 25, 2022, GFL announced the completion of the divestiture of GFL Infrastructure for cash consideration of $224.0 million and an approximate 45% non-controlling equity interest in GIP, an entity that is controlled by funds managed by HPS Investment Partners Inc. through a majority equity interest. An affiliate controlled by Patrick Dovigi holds a minority equity interest in GIP.

The results of GFL Infrastructure are presented as a single amount on the statement of operations and comprehensive income (loss). The post-tax results of the discontinued operations for the periods indicated are as follows:

	December 31, 2022	December 31, 2021
Revenue	$96.8	$388.9
Expenses	98.4	365.5
(Loss) earnings before income taxes	(1.6)	23.4
Income tax expense	5.0	3.2
Net (loss) income	(6.6)	20.2
Impairment	(121.3)	—
Net (loss) income and comprehensive (loss) income from discontinued operations	$(127.9)	$20.2

Cash flow information for GFL Infrastructure is as follows:

	December 31, 2022	December 31, 2021
Operating cash flows from discontinued operations	$(35.4)	$5.7
Investing cash flows from discontinued operations	(7.2)	(61.7)
Financing cash flows from discontinued operations	(1.0)	(3.2)
Decrease in cash from discontinued operations	$(43.6)	$(59.2)